Common Stock - Schedule of common stock is entitled to one vote per share (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Class of Stock [Line Items]
Amount	$ 102,493	$ 102,852	$ (224,063)	$ (210,974)	$ (197,353)	$ (184,558)	$ (172,999)	$ (167,683)	$ (130,462)
Common Stock [Member]
Class of Stock [Line Items]
Shares	35,872,057	35,759,355	2,024,519	1,994,721	1,944,445	1,785,948	1,769,891	1,638,331	1,494,731
Amount	$ 359	$ 357	$ 20	$ 20	$ 19	$ 17	$ 17	$ 16	$ 15